Assets	12 Months Ended
Jul. 31, 2011
Assets [Abstract]
Assets

NOTE 6- ASSETS

On October 2nd, 2010 the Company purchased a car for $1,177.  On June 29, 2011 the Company sold a car for $600.  The loss on sale of fixed assets was $442 due to the sale price being lower than the purchase price.